OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial information of operating segments
Net sales	$ 3,559.5	$ 3,484.0	$ 3,337.8	$ 2,872.1	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 13,253.4	$ 11,838.7	$ 6,798.5
Long-Lived Assets, net	14,938.1				12,680.3				14,938.1	12,680.3
United States
Financial information of operating segments
Net sales									6,696.0	5,865.3	3,551.2
Long-Lived Assets, net	8,755.8				7,100.3				8,755.8	7,100.3
EMEA
Financial information of operating segments
Net sales									3,255.0	3,027.9	1,955.5
Long-Lived Assets, net	2,180.2				1,908.4				2,180.2	1,908.4
Asia Pacific
Financial information of operating segments
Net sales									1,631.8	1,586.8	721.4
Long-Lived Assets, net	2,368.6				2,377.1				2,368.6	2,377.1
Latin America
Financial information of operating segments
Net sales									1,022.6	849.7	321.2
Long-Lived Assets, net	832.4				714.3				832.4	714.3
Canada
Financial information of operating segments
Net sales									648.0	509.0	249.2
Long-Lived Assets, net	$ 801.1				$ 580.2				$ 801.1	$ 580.2